FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in fair value (Details) - USD ($)		12 Months Ended
	Mar. 13, 2022	Dec. 31, 2022
Movement of warrant liability
Warrant liability reclassified to additional paid in capital		$ 296,362
2020 Notes Warrants
Movement of warrant liability
Beginning Balance		373,599
Change in Fair value of warrants		(77,237)
Reclassification of warrant liability to an equity instrument		$ (296,362)
Warrant liability reclassified to additional paid in capital	$ 296,362